                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5896

                               SCUDDER TARGET FUND
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       7/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Target 2010 Fund

Annual Report to Shareholders

July 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Investment Products

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary July 31, 2003

Average Annual Total Returns (Unadjusted for Sales Charge)
	1-Year	3-Year	5-Year	10-Year
Scudder Target 2010 Fund	6.49%	2.32%	6.32%	8.77%
S&P 500 Index+	10.64%	-10.21%	-1.06%	10.28%
Lehman Brothers Government Bond Index++	4.44%	8.27%	6.72%	6.64%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
Net Asset Value: 7/31/03	$ 9.35
7/31/02	$ 9.10
Distribution Information: Twelve Months: Income Dividends	$ .33

Lipper Rankings - Balanced Target Maturity Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	3	of	27	11
3-Year	3	of	15	19
5-Year	2	of	9	20
10-Year	1	of	4	20

Rankings are historical and do not guarantee future results. Rankings are based on total returns unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment(a) (Adjusted for Sales Charge)
[] Scudder Target 2010 Fund [] S&P 500 Index+ [] Lehman Brothers Government Bond Index++

Yearly periods ended July 31

Comparative Results(b) (Adjusted for Sales Charge)
		1-Year	3-Year	5-Year	10-Year
Scudder Target 2010 Fund	Growth of $10,000	$10,117	$10,177	$12,906	$22,029
	Average annual total return	1.17%	.59%	5.23%	8.22%
S&P 500 Index+	Growth of $10,000	$11,064	$7,239	$9,483	$26,603
	Average annual total return	10.64%	-10.21%	-1.06%	10.28%
Lehman Brothers Government Bond Index++	Growth of $10,000	$10,444	$12,691	$13,844	$19,027
	Average annual total return	4.44%	8.27%	6.72%	6.64%

The growth of $10,000 is cumulative.

Notes to Performance Summary

a The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.0%. This results in a net initial investment of $9,500.
b The Fund's returns shown have been adjusted to reflect the maximum applicable sales charge of 5.0%.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Lehman Brothers Government Bond Index is a market-value-weighted index of US Treasury and government agency securities (other than mortgage securities) with maturities of one year or more.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries).

Please call (800) 621-1048 for the Fund's most up-to-date performance.

Portfolio Management Review

Scudder Target 2010 Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Target 2010 Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

After the close of Scudder Target 2010 Fund's annual period, Lead Portfolio Manager Kathleen Millard left the firm to pursue other opportunities. Portfolio Manager Gregory S. Adams assumed the role of Lead Portfolio Manager of the fund on August 19, 2003.

Gregory S. Adams

CFA, Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1999 and the fund in 2002.

• Over 16 years of investment industry experience.

Andrew Brudenell

CFA, Vice President of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1997 and the fund in 2002.

• Master's degree, London School of Economics.

Jan Faller

CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1999 and the fund in 2003.

• Over 13 years of investment industry experience.

• MBA, Amos Tuck School, Dartmouth College.

In the following interview, Lead Manager Gregory Adams discusses the market environment, the team's investment strategy and the fund's performance for the 12 months ended July 31, 2003.

Q: Will you provide an overview of market conditions during the period - August 1, 2002 through July 31, 2003?

A: The tide began to turn for stocks during the 12-month period. The stock market, as represented by the Standard & Poor's 500 index (S&P 500), gained 10.64% for the year ended July 31, 2003. With that said, those gains came amid a very volatile environment.

At the start of the fiscal period, the stock market continued to feel the effects of the extended downturn that began in March 2000. After a sharp decline just days before the start of the period, stocks rallied as bargain hunters jumped in and took advantage of the best stock valuations seen in years. In September and early October, the market gave back earlier gains, and the S&P 500 dropped slightly below its July levels. After this brief decline, many stocks including technology and telecommunication stocks - two of the market sectors that suffered the deepest declines in the bear market - rallied through the end of December, sparking some renewed investor enthusiasm for the equity markets. The market reversed course again and declined in the first calendar quarter due to continued sluggish corporate earnings reports and concerns over the war with Iraq. In the second calendar quarter a great deal of uncertainty was removed from the market. Active combat had ended in Iraq, and the federal government passed an economic stimulus package that included sweeping tax cuts. Corporate earnings also improved and stocks gained ground through the end of the reporting period. The rebound was more broad-based than earlier in the period, but the strongest performance again came from small-cap stocks and from large-cap technology and telecommunications stocks that had suffered the deepest declines previously.

Q: How did the fund perform during this period?

A: Scudder Target 2010 Fund shares posted a total return of 6.49% (unadjusted for sales charges) for the 12 months ended July 31, 2003. This compares with a gain of 10.64% by the S&P 500 (the fund's equity benchmark) and a gain of 4.44% by the Lehman Brothers Government Bond Index (the fund's bond benchmark) for the same period.

Q: What helped performance during the period?

A: True to the fund's design, the bond position tempered volatility within the fund. The strong performance of the bond portfolio was critical in mitigating equity losses through much of the period. Despite the volatility, there were numerous stock holdings that performed well and aided performance.

1. While consumer staples lagged most other S&P 500 market sectors, the fund's position in consumer staples was one of its most positive contributors. The fund's underweight position in the sector helped performance relative to the S&P 500. Additionally, two stocks posted above-market gains. Avon Products, Inc., the world's leading direct seller of beauty aids, was a strong and consistent performer throughout the period as it continued to grow earnings while containing its operating costs. Clorox Co. also added to performance as it grew earnings and investors bid up its share price.

2. The fund also gained ground against the S&P 500 by holding an underweight position in utility stocks - an area that lagged the broad market during the 12-month period.

3. Financial stocks performed well in the period and the fund's allocation kept pace with the financials sector in the S&P 500. The fund was helped by strong gains by Bank of America Corp. and Citigroup, Inc. Both stocks performed well as the companies and delivered favorable earnings and as credit quality fears subsided.

4. The fund's position in EMC Corp., a leading hardware storage company, was also helpful. This stock had declined throughout the bear market as corporate information technology spending fell off. EMC's management successfully contained costs and recently rolled out more software solutions that have helped broaden its product lineup beyond its traditional hardware solutions focus. As a result, its earnings have shown signs of solid improvement.

Q: Were there strategies or specific stocks that proved disappointing?

A: Prior to the start of the period, we had positioned the fund to take advantage of an economic recovery. We increased our investment in cyclical stocks that we believed would be early beneficiaries of an economic recovery. Specifically, we increased our allocation to technology, investing in what we believed were the highest-quality stocks with the best prospects for long-term recovery. Our assumption was partially correct. As the economy slowly recovered, technology stocks rallied. The fund benefited from the rally as many of our technology holdings posted solid gains relative to the overall market. However, the fund's technology gains trailed the returns of what had previously been the more depressed technology stocks. It was those technology names that reversed course and led the rally along with the small-cap stocks. With the exception of EMC Corp., many of these depressed technology names did not fit our disciplined investment criteria. We believe that the fund's technology holdings are solid companies that have the potential to perform well over the long term.

We also missed potential gains by not creating a larger telecommunication allocation. The wireless companies and badly beaten-up stocks within the sector posted strong gains in the period. While we held AT&T Wireless Services, Inc. in the fund and benefited from it, we didn't find any other depressed telecommunication stocks that met our investment criteria.

Another area of relative weakness was the fund's health care stocks. Despite strong performance from some individual holdings, the fund's health care sector underperformed the benchmark. The primary detractor from performance was Tenet Healthcare Corp., a stock that we sold in November 2002. Tenet Healthcare Corp. - a managed care company - had been a solid performer throughout most of the bear market. However, last October the company fell amid allegations of unnecessary surgical procedures, fraudulent billings and senior executive departures. While Tenet Healthcare Corp. was a relatively small position, its deep decline detracted from performance for the full 12-month period. Amgen, Inc., a stock we added to the portfolio this period was a strong performer in the biotechnology subsector, but the fund's pharmaceutical stocks lost ground relative to the S&P 500. Long-time holding Johnson & Johnson's stock price was down slightly due to supply issues that hurt the launch of the company's new drug-coated stent product. We had trimmed our position in Johnson & Johnson early in the period to lock in profits, but we still hold the stock and believe it has the potential to rebound.

Q: Will you elaborate on your stock selection process?

A: We employ a three-step investment process designed to build a well-diversified portfolio of large-cap stocks. First, we use a quantitative screen to sort through a universe of 1,000 stocks based on valuation methods, including low price-to-earnings, low price-to-cash-flow and other measures such as the direction of earnings revisions. Next, a team of in-house equity analysts looks at each of the stocks that passed the quantitative screen to determine its intrinsic value. The analysts search for companies in which improving fundamentals, such as positive trends in earnings and sales growth, have not yet been recognized by the market. If the analysts' findings warrant further investigation, we will meet with company management and in some cases make on-site visits to gain a better understanding of the business objectives and strategies of our potential buy candidates. Finally, we employ a variety of risk management techniques in an effort to help manage the fund's volatility versus the S&P 500.

Q: The fund also invests a portion of its assets in zero-coupon bonds. Will you explain what zero-coupon bonds are and how they work?

A: Zero-coupon bonds are a type of US Treasury bond. They are issued by the federal government and sold at a considerable discount to their face value at maturity, which is guaranteed. This means that the investor can purchase the bond at a fraction of what it will be worth on a future date.

The trade-off, so to speak, is that bondholders receive no coupon, or periodic interest payments, as they would with most other types of bonds. More important, should a bondholder choose to redeem that investment prior to maturity, he or she would forfeit not only the opportunity to receive the bond's full face value but the guarantee of the original investment as well. Zero-coupon bonds tend to be volatile. Their principal value - the original dollar amount invested by a bondholder - tends to fluctuate with interest rates. Therefore, the bondholder's original investment may be worth more or less at the time of early redemption.

Q: Do you have any other comments?

A: I'd like to thank shareholders for their commitment to the fund. This period's volatile environment certainly illustrates the effectiveness of a diversified portfolio such as this. As in the past, we will continue to stick to our disciplined stock selection process no matter what is happening in the broader stock market environment.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary July 31, 2003

Asset Allocation	7/31/03	7/31/02

US Treasury Obligations	77%	75%
Common Stocks	23%	22%
Cash Equivalents	-	3%
	100%	100%

Sector Diversification (Excludes Cash Equivalents and US Treasury Obligations)	7/31/03	7/31/02

Financials	20%	20%
Information Technology	19%	17%
Health Care	15%	13%
Consumer Discretionary	13%	12%
Industrials	13%	14%
Consumer Staples	9%	11%
Telecommunication Services	4%	2%
Energy	4%	6%
Materials	2%	4%
Utilities	1%	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at July 31, 2003 (7.6% of Portfolio)
1. Citigroup, Inc. Provider of diversified financial services	1.0%
2. Bank of America Corp. Provider of commercial banking services	0.8%
3. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	0.8%
4. Microsoft Corp. Developer of computer software	0.8%
5. United Technologies Corp. Manufacturer of aerospace equipment, climate control systems and elevators	0.8%
6. General Electric Co. Industrial conglomerate	0.8%
7. ExxonMobil Corp. Explorer and producer of oil and gas	0.7%
8. Morgan Stanley Provider of investment banking and brokerage services	0.7%
9. 3M Co. Manufacturer and provider of various services and equipment	0.6%
10. Amgen, Inc. Developer of pharmaceuticals	0.6%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Investment Portfolio as of July 31, 2003

	Shares	Value ($)

Common Stocks 23.2%
Consumer Discretionary 2.9%
Hotel Restaurants & Leisure 0.1%
International Game Technology	3,200	81,440
Internet & Catalog Retailing 0.2%
Amazon.com, Inc.*	4,000	166,880
Media 1.3%
AOL Time Warner, Inc.*	18,100	279,283
Comcast Corp. "A"*	5,300	155,290
Gannett Co., Inc.	1,000	76,830
McGraw-Hill, Inc.	1,300	79,014
Viacom, Inc. "B"*	6,210	270,259
		860,676
Multiline Retail 0.3%
Kohl's Corp.*	1,400	83,090
Target Corp.	3,900	149,448
		232,538
Specialty Retail 1.0%
Home Depot, Inc.	4,300	134,160
InterActiveCorp.*	2,100	84,987
Staples, Inc.*	12,100	243,694
The Gap, Inc.	11,900	214,081
		676,922
Consumer Staples 2.0%
Beverages 0.8%
Anheuser-Busch Companies, Inc.	6,000	310,920
PepsiCo, Inc.	3,000	138,210
The Coca-Cola Co.	2,600	116,922
		566,052
Food & Drug Retailing 0.4%
Wal-Mart Stores, Inc.	4,400	246,004
Household Products 0.2%
Clorox Co.	3,400	147,526
Personal Products 0.6%
Avon Products, Inc.	6,000	374,340
Energy 1.0%
Oil & Gas
ChevronTexaco Corp.	2,100	151,431
ExxonMobil Corp.	13,976	497,266
		648,697
Financials 4.6%
Banks 1.3%
Bank of America Corp.	6,500	536,705
Bank One Corp.	5,600	221,536
Comerica, Inc.	2,300	111,504
		869,745
Diversified Financials 2.2%
Citigroup, Inc.	14,466	648,077
Fannie Mae	2,900	185,716
Lehman Brothers Holdings, Inc.	2,700	170,829
Morgan Stanley	9,800	464,912
		1,469,534
Insurance 1.1%
Ambac Financial Group, Inc.	1,900	125,153
American International Group, Inc.	2,575	165,315
Hartford Financial Services Group, Inc.	2,100	109,599
Marsh & McLennan Companies, Inc.	4,000	198,480
MetLife, Inc.	4,700	130,284
		728,831
Health Care 3.6%
Biotechnology 0.6%
Amgen, Inc.*	6,000	417,480
Health Care Equipment & Supplies 0.6%
Biomet, Inc.	5,200	153,972
Guidant Corp.	5,500	259,710
		413,682
Health Care Providers & Services 0.5%
Caremark Rx, Inc.*	7,500	187,650
Wellpoint Health Networks, Inc.*	1,400	117,110
		304,760
Pharmaceuticals 1.9%
Allergan, Inc.	1,500	120,720
Eli Lilly & Co.	3,600	237,024
Johnson & Johnson	6,034	312,501
Merck & Co., Inc.	1,300	71,864
Pfizer, Inc.	15,675	522,918
		1,265,027
Industrials 2.9%
Aerospace & Defense 0.9%
Honeywell International, Inc.	4,200	118,776
United Technologies Corp.	6,900	519,087
		637,863
Industrial Conglomerates 1.4%
3M Co.	3,000	420,600
General Electric Co.	17,850	507,654
		928,254
Machinery 0.6%
Deere & Co.	3,400	172,652
Parker-Hannifin Corp.	5,400	248,940
		421,592
Information Technology 4.6%
Communications Equipment 0.8%
Cisco Systems, Inc.*	18,500	361,120
Nokia Oyj (ADR)	9,800	149,940
		511,060
Computers & Peripherals 1.3%
Dell, Inc.*	5,500	185,240
EMC Corp.*	24,800	263,872
International Business Machines Corp.	3,200	260,000
Lexmark International, Inc.*	2,500	160,425
		869,537
Semiconductor Equipment & Products 0.9%
Altera Corp.*	10,700	205,868
Intel Corp.	5,700	142,215
Texas Instruments, Inc.	12,400	233,988
		582,071
Software 1.6%
Electronic Arts, Inc.*	2,100	176,400
Microsoft Corp.	19,800	522,720
Oracle Corp.*	21,900	262,800
Symantec Corp.*	2,200	102,894
		1,064,814
Materials 0.4%
Chemicals 0.2%
E.I. du Pont de Nemours & Co.	3,400	149,396
Paper & Forest Products 0.2%
International Paper Co.	3,200	125,184
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.5%
ALLTEL Corp.	3,100	145,049
Verizon Communications, Inc.	5,600	195,216
		340,265
Wireless Telecommunication Services 0.4%
AT&T Wireless Services, Inc.*	33,500	285,755
Utilities 0.3%
Electric Utilities
FirstEnergy Corp.	2,500	86,225
FPL Group, Inc.	1,500	92,505
		178,730
Total Common Stocks (Cost $14,754,284)		15,564,655

	Principal Amount ($)	Value ($)

US Treasury Obligations 76.4%
US Treasury STRIP, Principal only, 4.179%**, 11/15/2010 (Cost $44,051,218)	69,400,000	51,333,931

	Shares	Value ($)

Cash Equivalents 0.4%
Scudder Cash Management QP Trust, 1.08% (b) (Cost $248,293)	248,293	248,293
Total Investment Portfolio - 100.0% (Cost $59,053,795) (a)		67,146,879

* Non-income producing security.
** Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $59,237,705. At July 31, 2003, net unrealized appreciation for all securities based on tax cost was $7,909,174. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,907,996 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $998,822.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of July 31, 2003
Assets
Investments: Investments in securities, at value (cost $58,805,502)	$ 66,898,586
Investment in Scudder Cash Management QP Trust (cost $248,293)	248,293
Total investments in securities, at value (cost $59,053,795)	67,146,879
Receivable for investments sold	64,209
Dividends receivable	11,696
Total assets	67,222,784
Liabilities
Payable for investments purchased	8,406
Payable for Fund shares redeemed	26,503
Accrued management fee	30,166
Other accrued expenses and payables	26,810
Total liabilities	91,885
Net assets, at value	$ 67,130,899
Net Assets
Net assets consist of: Undistributed net investment income	2,197,236
Net unrealized appreciation (depreciation) on investments	8,093,084
Accumulated net realized gain (loss)	(3,010,567)
Paid-in capital	59,851,146
Net assets, at value	$ 67,130,899
Net Asset Value
Net Asset Value and redemption price per share ($67,130,899 / 7,180,362 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.35

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended July 31, 2003
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,032)	$ 231,883
Interest	2,766,216
Interest - Scudder Cash Management QP Trust	19,722
Total Income	3,017,821
Expenses: Management fee	347,735
Administrative fee	139,096
Distribution service fees	166,178
Trustees' fees and expenses	12,906
Other	4,165
Total expenses, before expense reductions	670,080
Expense reductions	(13)
Total expenses, after expense reductions	670,067
Net investment income (loss)	2,347,754
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(842,427)
Net unrealized appreciation (depreciation) during the period on investments	2,924,883
Net gain (loss) on investment transactions	2,082,456
Net increase (decrease) in net assets resulting from operations	$ 4,430,210

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended July 31,
	2003	2002
Operations: Net investment income (loss)	$ 2,347,754	$ 2,466,845
Net realized gain (loss) on investment transactions	(842,427)	(1,775,740)
Net unrealized appreciation (depreciation) on investment transactions during the period	2,924,883	(1,245,697)
Net increase (decrease) in net assets resulting from operations	4,430,210	(554,592)
Distributions to shareholders from: Net investment income	(2,421,061)	(1,604,496)
Net realized gains	-	(1,015,478)
Fund share transactions: Reinvestment of distributions	2,335,993	2,519,479
Cost of shares redeemed	(6,444,034)	(7,975,350)
Net increase (decrease) in net assets from Fund share transactions	(4,108,041)	(5,455,871)
Increase (decrease) in net assets	(2,098,892)	(8,630,437)
Net assets at beginning of period	69,229,791	77,860,228
Net assets at end of period (including undistributed net investment income of $2,197,236 and $2,270,543, respectively)	$ 67,130,899	$ 69,229,791
Other Information
Shares outstanding at beginning of period	7,611,210	8,202,095
Shares issued to shareholders in reinvestment of distributions	258,121	284,687
Shares redeemed	(688,969)	(875,572)
Net increase (decrease) in Fund shares	(430,848)	(590,885)
Shares outstanding at end of period	7,180,362	7,611,210

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended July 31,	2003	2002	2001	2000	1999

Selected Per Share Data

Net asset value, beginning of period	$ 9.10	$ 9.49	$ 11.34	$ 10.96	$ 10.80
Income (loss) from investment operations: Net investment income (loss)[a]	.32	.31	.31	.30	.32
Net realized and unrealized gain (loss) on investment transactions	.26	(.37)	(.16)	.87	1.05
Total from investment operations	.58	(.06)	.15	1.17	1.37
Less distributions from: Net investment income	(.33)	(.20)	(.28)	(.36)	(.38)
Net realized gains on investment transactions	-	(.13)	(1.72)	(.43)	(.83)
Total distributions	(.33)	(.33)	(2.00)	(.79)	(1.21)
Net asset value, end of period	$ 9.35	$ 9.10	$ 9.49	$ 11.34	$ 10.96
Total Return (%)[b]	6.49	(.53)	1.24	11.49	13.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67	69	78	85	104
Ratio of expenses before expense reductions (%)	.96	.96	1.01[c]	1.06	1.00
Ratio of expenses after expense reductions (%)	.96	.96	1.01[c]	1.05	1.00
Ratio of net investment income (loss) (%)	3.38	3.39	2.98	2.77	3.06
Portfolio turnover rate (%)	9	33	42	97	52
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charges.
[c] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .98% and .98%, respectively.

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Target 2010 Fund (the "Fund") is a diversified series of Scudder Target Equity Fund (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The objective of the Fund is to provide a guaranteed return of investment on the Maturity Date (November 15, 2010) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital.

The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive at least their original investment on the Maturity Date is provided by the principal amount of the zero coupon US Treasury obligations in the Fund's portfolio. This assurance is further backed by an agreement entered into by Deutsche Investment Management Americas Inc., ("DeIM" or the "Advisor"), the Fund's investment manager. Fund shares were sold during limited offering periods, and are redeemable on a continuous basis.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At July 31, 2003 the Fund had a net tax basis capital loss carryforward of approximately $2,552,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2010 ($1,927,000) and July 31, 2011 ($625,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through July 31, 2003, the Fund incurred approximately $275,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At July 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$ 2,217,162
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (2,552,000)
Unrealized appreciation (depreciation) on investments	$ 7,909,174

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years ended July 31,
	2003	2002
Distributions from ordinary income*	$ 2,421,061	$ 1,610,604
Distributions from long-term capital gains	$ -	$ 1,009,370

*For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended July 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $6,439,822 and $11,477,355, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of average daily net assets.

Administrative Fee. Under the Administrative Agreement, (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative service fee (the "Administrative Fee") of 0.20% of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for the shares of the Fund. This affiliated entity has in turn entered into an agreement with a third-party service provider to provide these services. In addition other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended July 31, 2003, the Administrative Fee was $139,096, of which $12,566 is unpaid at July 31, 2003.

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement.

Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain operating expenses at 1.00% of average daily net assets (excluding certain expenses such as Rule 12b-1 and/or service fees, trustees and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, provides information and administrative services ("Service Fee") to shareholders at an annual rate of up to 0.25% of average daily net assets. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended July 31, 2003, the Service Fee was $166,178, of which $13,155 is unpaid at July 31, 2003. Accordingly, for the year ended July 31, 2003, the Service Fee was equivalent to an annual effective rate of 0.24% of the Fund's average daily net assets.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $13 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of Scudder Target 2010 Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Scudder Target 2010 Fund (the "Fund"), one of a series of the Scudder Target Equity Fund, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder Target 2010 Fund of the Scudder Target Equity Fund at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts September 26, 2003	/s/ Ernst & Young LLP

Tax Information (Unaudited)

For corporate shareholders, 9% of the income dividends paid during the Fund's fiscal year ended July 31, 2003, qualified for the dividends received deductions.

For federal income tax purposes, the Fund designates $2,400,000 or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of July 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (57) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American Healthways, Inc. (provider of disease and care management services).	82
Lewis A. Burnham (70) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (66) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (57) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (53) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (66) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).	82
Shirley D. Peterson (61) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice. Directorships: Bethlehem Steel Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.	82
Fred B. Renwick (73) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
William P. Sommers (70) Trustee, 1979-present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm). Directorships: PSI Inc. (satellite engineering and components); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
		82
John G. Weithers (69) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (58) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Philip J. Collora (57) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kathleen T. Millard[4] (42) Vice President, 2002-present	Managing Director, Deutsche Asset Management	n/a
Kenneth Murphy[4] (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo[4] (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000-present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone[4] (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins[4] (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[4] (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
John Millette[4] (40) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Caroline Pearson[4] (41) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: Two International Place, Boston, Massachusetts

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central Europe and Russia Fund, Inc. (formerly The Central European Equity Fund, Inc.)

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
Nasdaq Symbol	KRFAX
CUSIP Number	81123E 101
Fund Number	50

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                               Scudder/DeAM Funds

       Principal Executive and Principal Financial Officer Code of Ethics

               For the Registered Management Investment Companies

                              Listed on Appendix A

                                                                 Effective Date
                                                                 [July 15, 2003]

Table of Contents
                                                                     Page Number

   VII.     Acknowledgement and Certification of Adherence to

I.       Overview

         This Principal  Executive Officer and Principal  Financial Officer Code
         of Ethics  ("Officer  Code") sets forth the  policies,  practices,  and values  expected  to be  exhibited  in the  conduct  of  the  Principal
         Executive  Officers and Principal  Financial Officers of the investment companies ("Funds") they serve ("Covered Officers").  A list of Covered
         Officers and Funds is included on Appendix A.

         The Boards of the Funds  listed on Appendix A have elected to implement the Officer Code,  pursuant to Section 406 of the Sarbanes-Oxley Act of
         2002 and the SEC's rules thereunder,  to promote and demonstrate honest and ethical conduct in their Covered Officers.

         Deutsche Asset  Management,  Inc. or its affiliates  ("DeAM") serves as the  investment  adviser to each Fund.  All Covered  Officers  are also employees of DeAM or an affiliate. Thus, in addition to adhering to the
         Officer  Code,  these  individuals  must comply with DeAM  policies and procedures,  such as the DeAM Code of Ethics governing personal trading activities,  as adopted  pursuant  to Rule 17j-1  under the  Investment
         Company Act of 1940.1 In addition,  such  individuals  also must comply with other applicable Fund policies and procedures.

         The DeAM Compliance Officer, who shall not be a Covered Officer and who shall serve as such  subject to the  approval  of the Fund's  Board (or committee  thereof),  is primarily  responsible  for  implementing  and enforcing  this Code.  The  Compliance  Officer  has the  authority  to interpret  this  Officer  Code  and  its  applicability  to  particular circumstances.  Any questions about the Officer Code should be directed to the DeAM Compliance Officer.

         The DeAM Compliance  Officer and his or her contact  information can be found in Appendix A.

II.      Purposes of the Officer Code

         The purposes of the Officer Code are to deter wrongdoing and to:

         o        promote  honest and ethical  conduct among  Covered  Officers, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

         o        promote  full,  fair,  accurate,   timely  and  understandable
                  disclosures  in reports and documents that the Funds file with or submit to the SEC (and in other public  communications from
                  the  Funds)  and  that  are  within  the   Covered   Officer's
                  responsibilities;

         o        promote   compliance   with   applicable   laws,   rules   and
                  regulations;

         o        encourage the prompt  internal  reporting of violations of the
                  Officer Code to the DeAM Compliance Officer; and

         o        establish accountability for adherence to the Officer Code.

         Any  questions  about the  Officer  Code  should be  referred to DeAM's
         Compliance Officer.

--------

1 The obligations imposed by the Officer Code are separate from, and in addition to, any obligations imposed under codes of ethics adopted pursuant to Rule 17j-1 under  the  Investment  Company  Act of  1940,  and any  other  code of  conduct applicable to Covered Officers in whatever capacity they serve. The Officer Code does not  incorporate any of those other codes and,  accordingly,  violations of those codes will not  necessarily  be considered  violations of the Officer Code and waivers granted under those codes would not necessarily  require a waiver to be  granted  under  this  Code.  Sanctions  imposed  under  those  codes  may be considered in determining appropriate sanctions for any violation of this Code.

                                                                               3

III.     Responsibilities of Covered Officers

         A.       Honest and Ethical Conduct

         It is the duty of every Covered  Officer to encourage  and  demonstrate honest and ethical conduct,  as well as adhere to and require adherence to the Officer Code and any other  applicable  policies and  procedures designed to promote this behavior.  Covered  Officers must at all times conduct  themselves with integrity and  distinction,  putting first the interests of the Fund(s) they serve.  Covered  Officers  must be honest and candid  while  maintaining  confidentiality  of  information  where required by law, DeAM policy or Fund policy.

         Covered   Officers  also  must,  at  all  times,  act  in  good  faith, responsibly  and with  due  care,  competence  and  diligence,  without misrepresenting  or being  misleading  about material facts or allowing their  independent  judgment to be subordinated.  Covered Officers also should maintain skills appropriate and necessary for the performance of their duties for the Fund(s).  Covered  Officers also must  responsibly use and control all Fund assets and resources entrusted to them.

         Covered  Officers may not  retaliate  against  others for, or otherwise discourage  the  reporting  of,  actual or apparent  violations  of the
         Officer Code or applicable laws or regulations. Covered Officers should create an  environment  that  encourages  the exchange of  information, including concerns of the type that this Code is designed to address.

         B.       Conflicts of Interest

         A  "conflict  of  interest"  occurs when a Covered  Officer's  personal interests  interfere with the interests of the Fund for which he or she serves as an officer.  Covered  Officers may not  improperly  use their position with a Fund for personal or private gain to themselves,  their family,  or any other person.  Similarly,  Covered Officers may not use
         their  personal  influence  or  personal   relationships  to  influence
         decisions  or other Fund  business or  operational  matters  where they would  benefit  personally  at the  Fund's  expense  or to  the  Fund's detriment.  Covered Officers may not cause the Fund to take action,  or refrain from taking action,  for their  personal  benefit at the Fund's expense or to the Fund's  detriment.  Some  examples  of  conflicts  of interest  follow  (this  is not an  all-inclusive  list):  being in the position of  supervising,  reviewing or having any influence on the job evaluation,  pay or benefit of any  immediate  family  member who is an employee of a Fund service provider or is otherwise associated with the
         Fund; or having an ownership  interest in, or having any  consulting or employment relationship with, any Fund service provider other than DeAM or its affiliates.

         Certain  conflicts  of  interest  covered by this Code arise out of the relationships  between  Covered  Officers and the Fund that already are subject to conflict of interest  provisions in the  Investment  Company
         Act and the Investment Advisers Act. For example,  Covered Officers may not individually  engage in certain  transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as  "affiliated  persons"  of the Fund.  Covered  Officers  must comply with applicable laws and regulations.  Therefore, any violations
         of  existing  statutory  and  regulatory   prohibitions  on  individual
         behavior could be considered a violation of this Code.

         As  to  conflicts  arising  from,  or  as  a  result  of  the  advisory relationship (or any other relationships) between the Fund and DeAM, of which the  Covered  Officers  are also  officers  or  employees,  it is recognized by the Board that, subject to DeAM's fiduciary duties to the
         Fund,  the Covered  Officers  will in the normal course of their duties
         (whether formally for the Fund or for DeAM, or for both) be involved in establishing  policies  and  implementing  decisions  which  will  have different  effects on

                                                                               4

         DeAM and the Fund. The Board  recognizes that the  participation of the
         Covered  Officers  in  such  activities  is  inherent  in the  contract relationship  between  the Fund and DeAM,  and is  consistent  with the expectation of the Board of the performance by the Covered  Officers of their duties as officers of the Fund.

         Covered  Officers  should  avoid  actual  conflicts  of  interest,  and appearances  of conflicts of  interest,  between the Covered  Officer's duties  to the  Fund and his or her  personal  interests  beyond  those contemplated  or anticipated  by applicable  regulatory  schemes.  If a
         Covered  Officer  suspects or knows of a conflict or an  appearance  of one, the Covered Officer must immediately report the matter to the DeAM
         Compliance  Officer.  If a Covered Officer, in lieu of reporting such a matter to the DeAM Compliance  Officer,  may report the matter directly to the Fund's Board (or committee  thereof),  as appropriate  (e.g., if the  conflict  involves  the DeAM  Compliance  Officer  or the  Covered
         Officer reasonably  believes it would be futile to report the matter to the DeAM Compliance Officer).

         When  actual,  apparent or  suspected  conflicts  of interest  arise in connection with a Covered  Officer,  DeAM personnel aware of the matter should promptly contact the DeAM Compliance  Officer.  There will be no reprisal or retaliation against the person reporting the matter.

         Upon receipt of a report of a possible  conflict,  the DeAM  Compliance
         Officer will take steps to determine  whether a conflict exists.  In so doing,  the DeAM  Compliance  Officer  may take any  actions  he or she determines to be appropriate in his or her sole  discretion and may use
         all  reasonable  resources,   including  retaining  or  engaging  legal
         counsel,  accounting firms or other consultants,  subject to applicable law.2 The costs  associated with such actions may be borne by the Fund, if appropriate,  after consultation with the Fund's Board (or committee thereof).  Otherwise,  such  costs  will be  borne  by  DeAM  or  other appropriate Fund service provider.

         After full review of a report of a possible  conflict of interest,  the
         DeAM  Compliance  Officer may determine  that no conflict or reasonable appearance  of a conflict  exists.  If,  however,  the DeAM  Compliance
         Officer  determines  that an actual  conflict  exists,  the  Compliance
         Officer will resolve the conflict  solely in the interests of the Fund, and will report the conflict and its resolution to the Fund's Board (or committee thereof).  If the DeAM Compliance Officer determines that the appearance of a conflict exists,  the DeAM Compliance Officer will take appropriate  steps to remedy such  appearance.  In lieu of  determining whether  a  conflict  exists  and/or  resolving  a  conflict,  the DeAM
         Compliance Officer instead may refer the matter to the Fund's Board (or committee  thereof),  as  appropriate.  However,  the  DeAM  Compliance
         Officer  must  refer the  matter  to the  Fund's  Board  (or  committee thereof) if the DeAM  Compliance  Officer is  directly  involved in the conflict or under similar appropriate circumstances.

         After  responding to a report of a possible  conflict of interest,  the
         DeAM  Compliance  Officer  will  discuss  the  matter  with the  person reporting it (and with the Covered  Officer at issue, if different) for
         purposes  of  educating   those  involved  on  conflicts  of  interests
         (including how to detect and avoid them, if appropriate).

         Appropriate   resolution   of  conflicts   may  restrict  the  personal
         activities of the Covered  Officer and/or his family,  friends or other persons.

         Solely because a conflict is disclosed to the DeAM  Compliance  Officer
         (and/or the Board or  Committee  thereof)  and/or  resolved by the DeAM
         Compliance  Officer does not mean that the  conflict or its  resolution constitutes a waiver from the Code's requirements.

--------

2 For  example,  retaining  a Fund's  independent  accounting  firm may  require pre-approval by the Fund's audit  committee.

                                                                               5

         Any  questions  about  conflicts  of  interests,  including  whether  a particular  situation  might be a  conflict  or an  appearance  of one, should be directed to the DeAM Compliance Officer.

         C.       Use of Personal Fund Shareholder Information

         A Covered Officer may not use or disclose  personal  information  about
         Fund  shareholders,  except in the performance of his or her duties for the Fund. Each Covered Officer also must abide by the Funds' and DeAM's privacy policies under SEC Regulation S-P.

         D.       Public Communications

         In connection with his or her  responsibilities for or involvement with
         a  Fund's  public   communications  and  disclosure   documents  (e.g.,
         shareholder reports,  registration  statements,  press releases),  each
         Covered  Officer must  provide  information  to Fund service  providers
         (within the DeAM  organization  or  otherwise)  and to the Fund's Board
         (and  any  committees  thereof),   independent   auditors,   government
         regulators and  self-regulatory  organizations that is fair,  accurate, complete, objective, relevant, timely and understandable.

         Further,  within the scope of their  duties,  Covered  Officers  having direct or supervisory authority over Fund disclosure documents or other public Fund communications will, to the extent appropriate within their area of responsibility, endeavor to ensure full, fair, timely, accurate and  understandable  disclosure  in  Fund  disclosure  documents.  Such
         Covered Officers will oversee, or appoint others to oversee,  processes for the timely and accurate  creation and review of all public  reports and regulatory filings. Within the scope of his or her responsibilities as a Covered  Officer,  each  Covered  Officer  also  will  familiarize himself or herself with the disclosure  requirements  applicable to the
         Fund,  as well as the business and  financial  operations  of the Fund.
         Each Covered  Officer  also will adhere to, and will promote  adherence to, applicable disclosure controls, processes and procedures, including
         DeAM's Disclosure Controls and Procedures,  which govern the process by which Fund disclosure documents are created and reviewed.

         To the extent that Covered  Officers  participate  in the creation of a
         Fund's  books or records,  they must do so in a way that  promotes  the accuracy, fairness and timeliness of those records.

         E.       Compliance with Applicable Laws, Rules and Regulations

         In connection with his or her duties and within the scope of his or her responsibilities as a Covered Officer, each Covered Officer must comply with governmental  laws, rules and regulations,  accounting  standards,
         and  Fund   policies/procedures   that   apply  to  his  or  her  role,
         responsibilities  and duties  with  respect  to the Funds  ("Applicable
         Laws").  These  requirements  do not  impose on  Covered  Officers  any additional  substantive duties.  Additionally,  Covered Officers should promote compliance with Applicable Laws.

         If a Covered  Officer  knows of any material  violations  of Applicable
         Laws or suspects that such a violation may have  occurred,  the Covered
         Officer  is  expected  to  promptly  report  the  matter  to  the  DeAM
         Compliance Officer.

                                                                               6

IV.      Violation Reporting

         A.       Overview

         Each  Covered  Officer  must  promptly  report  to the DeAM  Compliance
         Officer,   and  promote  the  reporting  of,  any  known  or  suspected violations of the Officer Code.  Failure to report a violation may be a violation of the Officer Code.

         Examples of violations of the Officer Code include, but are not limited to, the following:

         o        Unethical or dishonest behavior

         o        Obvious lack of adherence to policies  surrounding  review and approval of public communications and regulatory filings

         o        Failure to report violations of the Officer Code

         o        Known or obvious deviations from Applicable Laws

         o        Failure to  acknowledge  and certify  adherence to the Officer
                  Code

         The  DeAM  Compliance  Officer  has the  authority  to take any and all action he or she considers appropriate in his or her sole discretion to investigate  known or suspected Code violations,  including  consulting
         with  the  Fund's  Board,  the  independent  Board  members,   a  Board
         committee,  the Fund's legal counsel and/or counsel to the  independent
         Board members. The Compliance Officer also has the authority to use all reasonable resources to investigate violations,  including retaining or engaging legal counsel, accounting firms or other consultants,  subject to applicable law.3 The costs associated with such actions may be borne by the Fund, if appropriate,  after  consultation with the Fund's Board
         (or committee thereof). Otherwise, such costs will be borne by DeAM.

         B.       How to Report

         Any known or suspected  violations of the Officer Code must be promptly reported to the DeAM Compliance Officer.

         C.       Process for Violation Reporting to the Fund Board

         The DeAM Compliance  Officer will promptly report any violations of the
         Code to the Fund's Board (or committee thereof).

         D.       Sanctions for Code Violations

         Violations of the Code will be taken seriously. In response to reported or otherwise known  violations,  DeAM and the relevant Fund's Board may impose sanctions  within the scope of their  respective  authority over the Covered Officer at issue.  Sanctions  imposed by DeAM could include termination  of employment.  Sanctions  imposed by a Fund's Board could include termination of association with the Fund.

V.       Waivers from the Officer Code

         A  Covered  Officer  may  request  a waiver  from the  Officer  Code by transmitting  a written  request  for a waiver  to the DeAM  Compliance
         Officer.4  The request must include the  rationale  for the request and must explain how the waiver would be in furtherance of the standards of conduct  described in and underlying  purposes of the Officer Code. The
         DeAM  Compliance  Officer will present this  information

--------

3 For  example,  retaining  a Fund's  independent  accounting  firm may  require pre-approval by the Fund's audit committee.

4 Of course,  it is not a waiver of the  Officer  Code if the  Fund's  Board (or committee thereof)  determines that a matter is not a deviation from the Officer
Code's requirements or is otherwise not covered by the Code.

                                                                               7

         to the Fund's Board (or committee  thereof).  The Board (or  committee)
         will determine  whether to grant the requested waiver. If the Board (or committee)  grants the requested  waiver,  the DeAM Compliance  Officer thereafter  will  monitor  the  activities  subject to the  waiver,  as appropriate, and will promptly report to the Fund's Board (or committee thereof) regarding such activities, as appropriate.

         The DeAM Compliance Officer will coordinate and facilitate any required public disclosures of any waivers granted or any implicit waivers.

VI.      Amendments to the Code

         The DeAM  Compliance  Officer will review the Officer Code from time to time for its continued  appropriateness and will propose any amendments to the  Fund's  Board (or  committee  thereof)  on a timely  basis.  In addition, the Board (or committee thereof) will review the Officer Code at least annually for its continued  appropriateness  and may amend the
         Code as necessary or appropriate.

         The DeAM Compliance Officer will coordinate and facilitate any required public disclosures of Code amendments.

VII.     Acknowledgement and Certification of Adherence to the Officer Code

         Each  Covered  Officer  must sign a  statement  upon  appointment  as a
         Covered Officer and annually  thereafter  acknowledging  that he or she has  received  and read the Officer  Code,  as amended or updated,  and confirming  that  he or she has  complied  with  it  (see  Appendix  B:
         Acknowledgement  and  Certification  of  Obligations  Under the Officer
         Code).

         Understanding  and  complying  with the  Officer  Code  and  truthfully completing the  Acknowledgement  and Certification Form is each Covered
         Officer's obligation.

         The DeAM Compliance Officer will maintain such  Acknowledgements in the
         Fund's books and records.

VIII.    Scope of Responsibilities

         A Covered Officer's responsibilities under the Officer Code are limited to:

                  (1)      Fund  matters  over  which  the  Officer  has  direct
                           responsibility  or  control,  matters  in  which  the
                           Officer  routinely  participates,  and  matters  with
                           which  the  Officer  is  otherwise   involved  (i.e.,
                           matters  within  the scope of the  Covered  Officer's
                           responsibilities  as a Fund  officer);  and

                  (2)      Fund   matters  of  which  the   Officer  has  actual
                           knowledge.

         IX.      Recordkeeping

         The DeAM  Compliance  Officer  will  create  and  maintain  appropriate records regarding the implementation and operation of the Officer Code, including records relating to conflicts of interest  determinations and investigations of possible Code violations.

                                                                               8

X.       Confidentiality

         All reports and records prepared or maintained pursuant to this Officer
         Code  shall be  considered  confidential  and shall be  maintained  and protected  accordingly.  Except as  otherwise  required  by law or this
         Officer Code,  such matters shall not be disclosed to anyone other than the DeAM Compliance  Officer,  the Fund's Board (or committee thereof), legal counsel, independent auditors, and any consultants engaged by the
         Compliance Officer.

                                                                               9

         Appendices

         Appendix A:

         List of Officers Covered under the Code, by Board:

================================================================================
 Fund Board     Principal Executive    Principal Financial    Other Persons with
                     Officers               Officers          Similar Functions
--------------------------------------------------------------------------------
Chicago         Richard T. Hale        Charles A. Rizzo       --
================================================================================

         DeAM Compliance Officer:

         Name: Amy Olmert

         DeAM Department: Compliance

         Phone Numbers: 410-895-3661 (Baltimore) and 212-454-0111 (New York)

         Fax Numbers: 410-895-3837 (Baltimore) and 212-454-2152 (New York)

As of:   [July 15], 2003

                                                                              10

Appendix B: Acknowledgement and Certification

                    Initial Acknowledgement and Certification
                      of Obligations Under the Officer Code

--------------------------------------------------------------------------------
Print Name                 Department              Location         Telephone

         1.       I  acknowledge  and certify that I am a Covered  Officer under the Scudder Fund  Principal  Executive and  Financial  Officer
                  Code of Ethics ("Officer Code"),  and therefore subject to all of its requirements and provisions.

         2.       I have received and read the Officer Code and I understand the requirements and provisions set forth in the Officer Code.

         3.       I have disclosed any conflicts of interest of which I am aware to the DeAM Compliance Officer.

         4.       I will act in the best interest of the Funds for which I serve as an  officer  and have  maintained  the  confidentiality  of personal information about Fund shareholders.

         5.       I will report any known or suspected violations of the Officer
                  Code in a timely manner to the DeAM Compliance Officer.

--------------------------------------------------------------------------------
Signature                                                             Date

                                                                              11

                    Annual Acknowledgement and Certification
                      of Obligations Under the Officer Code

--------------------------------------------------------------------------------
Print Name                 Department              Location         Telephone

         6.       I  acknowledge  and certify that I am a Covered  Officer under the Scudder Fund  Principal  Executive and  Financial  Officer
                  Code of Ethics ("Officer Code"),  and therefore subject to all of its requirements and provisions.

         7.       I have  received and read the Officer  Code,  and I understand the requirements and provisions set forth in the Officer Code.

         8.       I have adhered to the Officer Code.

         9.       I have not knowingly been a party to any conflict of interest, nor have I had  actual  knowledge  about  actual  or  apparent conflicts  of  interest  that I did  not  report  to the  DeAM
                  Compliance  Officer  in  accordance  with the  Officer  Code's requirements.

         10.      I have  acted in the best  interest  of the  Funds for which I serve as an officer and have maintained the confidentiality of personal information about Fund shareholders.

         11.      With  respect to the  duties I perform  for the Fund as a Fund officer,  I believe that  effective  processes are in place to create and file public  reports and  documents  in  accordance with applicable regulations.

         12.      With  respect to the  duties I perform  for the Fund as a Fund officer,  I have complied to the best of my knowledge with all
                  Applicable  Laws (as that term is defined in the Officer Code)
                  and  have  appropriately  monitored  those  persons  under  my supervision for compliance with Applicable Laws.

         13.      I have  reported  any  known or  suspected  violations  of the
                  Officer  Code  in a  timely  manner  to  the  DeAM  Compliance
                  Officer.

--------------------------------------------------------------------------------
Signature                                                             Date

                                                                              12

         Appendix C:  Definitions

         Principal Executive Officer

         Individual  holding  the office of  President  of the Fund or series of
         Funds, or a person performing a similar function.

         Principal Financial Officer

         Individual  holding  the office of  Treasurer  of the Fund or series of
         Funds, or a person performing a similar function.

         Registered Investment Management Investment Company

         Registered  investment  companies other than a face-amount  certificate company or a unit investment trust.

         Waiver

         A waiver is an approval of an exemption from a Code requirement.

         Implicit Waiver

         An implicit  waiver is the failure to take action  within a  reasonable period of time  regarding a material  departure  from a requirement  or provision  of the  Officer  Code that has been  made  known to the DeAM
         Compliance Officer or the Fund's Board (or committee thereof).

                                                                              13

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2010 Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2010 Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2003
                                    ---------------------------